INVENTORIES	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 7:-	INVENTORIES

	December 31,
	2018	2017

Raw materials	$551	$1,220
Finished goods	10,794	6,677

	$11,345	$7,897

As of December 31, 2018 and 2017, the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately $ 1,336 and $ 901, respectively.